Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans receivable, including fees:
Taxable	$ 81,278	$ 74,404	$ 71,760
Tax-exempt	3,281	3,630	3,628
Securities:
Taxable	20,373	20,552	21,468
Tax-exempt	850	740	451
Federal funds sold	0	0	1
Total interest income	105,782	99,326	97,308
Interest Expense
Deposits	5,904	6,204	7,701
Short-term borrowings	1,136	712	203
Long-term debt	939	1,280	2,206
Total interest expense	7,979	8,196	10,110
Net interest income	97,803	91,130	87,198
Provision for loan losses	6,750	6,875	10,100
Net interest income after provision for loan losses	91,053	84,255	77,098
Noninterest Income
Card income	15,448	14,681	14,090
Service charges on deposit accounts	8,927	9,263	9,976
Other fee income	4,394	4,627	4,306
Net gains on sales of loans	1,034	955	1,220
Net gains (losses) on sales/calls of securities	(82)	664	1,051
Debt prepayment charge	0	0	(140)
Other-than-temporary impairment (OTTI) losses	0	0	(649)
Portion recognized in other comprehensive income (before taxes)	0	0	0
Net impairment loss on investment securities	0	0	(649)
Total noninterest income	29,721	30,190	29,854
Noninterest Expenses
Salaries and employee benefits	44,381	42,806	41,241
Occupancy	8,663	8,710	8,439
Furniture and equipment	3,707	4,540	4,842
Advertising and marketing	1,737	1,685	1,533
Data processing	13,538	12,838	13,590
Regulatory assessments and related fees	2,205	2,227	4,063
Telephone	3,440	3,643	3,480
Loan expense	1,406	2,024	1,384
Foreclosed real estate	402	422	1,335
Consulting fees	959	807	1,104
Pennsylvania shares tax	1,934	2,176	1,789
Other	8,176	7,991	8,344
Total noninterest expenses	90,548	89,869	91,144
Income before taxes	30,226	24,576	15,808
Provision for federal income taxes	9,141	7,316	4,914
Net income	$ 21,085	$ 17,260	$ 10,894
Net Income per Common Share
Basic (in dollars per share)	$ 1.48	$ 1.21	$ 0.77
Diluted (in dollars per share)	$ 1.46	$ 1.20	$ 0.77
Average Common and Common Equivalent Shares Outstanding
Basic (in shares)	14,191	14,142	14,128
Diluted (in shares)	14,414	14,290	14,128